Mosaic Income Trust
High Yield Fund
Government Fund

Interim Report
June 30, 1997
(Unaudited)

Dear Shareholder,

Thanks largely to a softening economy during the second quarter of 1997, the pressure for the Federal Reserve to raise short-term interest rates has abated. By most estimates, the economy, which grew at an annual rate of just under 6% during the first quarter, slowed to an annual growth rate of under 3% in the second three months of the year. Federal Reserve policy remained steady and interest rates in general fell across all maturities as cyclical inflation pressures eased, evidenced by a leveling off of employment growth (albeit at a high level) and weaker commodity and gold prices. Longer term Government bond yields declined about 0.40%, while very short maturity Treasury Bill rates fell 0.14%. Corporate bonds also turned in a strong showing, with investment grade corporates outperforming their government counterparts and high yield bonds outperforming investment grade bonds. All in all, it was a rewarding quarter for fixed income investors.

Looking ahead, however, we believe that the second quarter's economic weakness represents but a temporary lull in an ongoing expansion. While we doubt that the second half of 1997 will witness the vigor of 1997's first quarter, there is strong reason to believe that a growth rate high enough to give the Fed pause will emerge. Most market participants expect no Federal Reserve action for the balance of the year, and evidence of even a modest acceleration in the rate of economic advance will likely give the market problems, leading to a renewed expectation of inflationary pressures and higher interest rates. This complacency about the risks to the current rosy outlook, combined with a high degree of bullish psychology in the marketplace, contribute to our cautious approach for the balance of 1997.

Total return for the Mosaic Government Fund for the three months ended 6/30/97 was 3.30% including income and market value appreciation. Mosaic Government Fund's 30-day yield declined from 5.88% at March 31, 1997, to 5.31% at June 30, 1997, reflecting the overall decline in market interest rates during the period. So far this year, the Fund's total return (income plus price) stands at 2.01%, and for the last twelve months at 6.18%.

Strong corporate profitability, due to the robust economy, led the high yield market to continue to generate solid investment results. For several quarters, high yield investors have benefited from a favorable economy that has allowed corporate debt issuers to improve the quality of their balance sheets thereby enhancing the value of their bonds. The basic backdrop for high yield bonds continues to be good.

Over the past six months, the High Yield Fund's thirty-day yield moved from 8.16% on December 31, 1996 to 7.66% on June 30, 1997, with a total return of 4.9% for the six month period. We continue to focus on upgrading the overall quality of the fund while maintaining an attractive yield. Over the past six months we have added several new issues to the fund including Apple South, Digital Equipment, Chiquita Brands, Golden Books, Viacom, and Westinghouse.

We appreciate your confidence in the Mosaic Income Trust Funds and reaffirm our commitment to provide you with competitive yields and total returns to meet your investment objectives.

Sincerely,

(signature)

Christopher C. Berberet, CFA
Vice President

(signature)

Jay R. Sekelsky, CFA
Vice President

High Yield Fund
Portfolio of Investments  - June 30, 1997 (Unaudited)

Credit Rating                                                Principal
Moody's S&P                                                  Amount    Value
CORPORATE DEBT SECURITIES: 91.2% of Net Assets

BUILDING MATERIALS: 0.6%
Ba3  BB-  Johns Manville, Senior Notes, 10.875%, 12/15/04    $ 35,000 $ 39,025

CABLE TELEVISION: 9.4%
B2   B    Cablevision Systems Corporation, Senior Subordinated
          Debentures, 9.875%, 2/15/13                         200,000  211,000
Ba1  BBB- TCI Communications Inc., Senior Notes, 8%, 8/1/05   200,000  201,250
B1   BB   Viacom, Inc., Subordinated Debentures, 8%, 7/7/06   250,000  244,375

CHEMICALS: 4.5%
Ba2  BB+  Borden Chemical, 9.5%, 5/1/05                       100,000  106,375
B3   B    Harris Chemical North America, Senior Subordinated
          Notes, 10.75%, 10/15/03                             200,000  205,500

COMPUTERS: 2.9%
Ba1  BB+  Digital Equipment Corporation, Debentures,
          8.625%, 11/1/12                                     200,000  204,750

CONSUMER PRODUCTS: 1.5%
B3   B-   Revlon Consumer Products, Senior Subordinated
          Notes, 10.5%, 2/15/03                               100,000  107,000

ELECTRICAL EQUIPMENT: 3.6%
Baa3 BBB  Seagate Technology, Senior Notes, 7.37%, 3/1/07     250,000  249,063

FINANCIAL SERVICES: 1.5%
B3   B-   UCC Investors, Senior Subordinated Notes, 11%,
          5/1/03                                              100,000  107,000

FOODS: 1.5%
NR   NR   Chiquita Brands International, Inc., Subordinated
          Notes, 9.125%, 2/1/98                               100,000  106,750

FOREST AND PAPER PRODUCTS: 4.8%
B1   B+   Container Corporation, 9.75%, 4/1/03                100,000  105,500
B3   B    Crown Paper Company, Senior Subordinated Notes,
          11%, 9/1/05                                         125,000  125,937
B1   BB-  Stone Container, 1st Mortgage Notes, 10.75%, 10/1/02100,000  104,750

HOMEBUILDING: 5.4%
Ba3  B+   Continental Homes Holding Corporation, 10%, 4/15/06 156,000  163,410
B2   B    NVR Inc., Senior Notes, 11%, 4/15/03                200,000  214,750

HOSPITAL MANAGEMENT: 3.1%
Ba3  B+   Tenet Healthcare Corporation, Senior Subordinated
          Notes, 10.125%, 3/1/05                              200,000  219,000

HOTELS:2.2%
Ba2  BB   Prime Hospitality Corporation, 1st Mortgage, 9.25%,
          1/15/06                                             150,000  155,625

INDUSTRIAL: 3.0%
Ba1  BB   Westinghouse Electric Corporation, Debentures,
          8.625%, 8/1/12                                      200,000  206,500

MANUFACTURING: 7.4%
B1   B+  American Standard Co., Senior Subordinated Notes,
         9.875%, 6/1/01                                     $ 200,000 $211,500
B1   NR  Exide Corporation, Senior Notes, 10%, 4/15/05        200,000  208,000
B1   BB- Outboard Marine, 8.625%, 3/15/01                     100,000  100,000

OIL & GAS: 5.9%
Ba3  BB   Clark Oil & Refining Corporation, Senior Notes,
          9.5%, 9/15/04                                       200,000  207,750
Ba1  BB   Oryx Energy Co., Notes, 8.125%, 10/15/05            200,000  207,250

PUBLISHING: 2.0%
B1   B    Golden Books Publishing, Senior Notes, 7.65%,
          9/15/02                                             150,000  141,750

RADIO & TV BROADCASTING: 3.8%
B3   B-   SFX Broadcasting, Inc., Senior Subordinated Notes,
          11.375%, 10/1/00                                    250,000  263,125

RETAIL-FOOD: 4.4%
B3   B-   Bruno's, Inc., Senior Subordinated Notes,
          10.5%, 8/1/05                                       100,000  101,000
Caa  NR   Super Markets General Holding Co., Subordinated
          Notes, 11.625%, 6/15/02                             200,000  204,250

RETAIL-DEPARTMENT STORES: 1.5%
Ba1  BB-  Federated Department Stores, Senior Notes, 8.5%,
          6/15/03                                             100,000  106,625

RETAIL-SPECIALTY STORES: 2.0%
Ba2  BB-  Michael's Stores, Senior Notes, 10.875%, 6/15/06    131,000  142,135

RESTAURANTS: 3.0%
Ba2  BB-  Apple South, Inc, Senior Notes, 9.75%, 6/1/06       200,000  210,000

TELECOMMUNICATIONS: 9.1%
Caa  CCC+ CAI Wireless Systems, Inc., Senior Notes, 12.25%,
          9/15/02                                             256,000   81,920
Ba3  BB-  Century Communications, Senior Notes, 8.875%,
          1/15/07                                             200,000  196,500
B2   B+   Sprint Spectrum, L.P., Senior Notes, 11%, 8/15/06   200,000  222,500
B1   B    Teleport Communications, Senior Notes, 9.875%,
          7/1/06                                              125,000  133,125

TEXILES-APPAREL: 3.0%
B2   B+   WestPoint Stevens, Inc., Senior Subordinated
          Debentures, 9.375%, 12/15/05                        200,000  210,250

UTILITIES-ELECTRIC: 5.1%
Ba3  BB   CMS Energy Corporation, Senior Notes, 8.125%,
          5/15/02                                             150,000  150,938
B1   B+   Toledo Edison Company, 8.7%, 9/1/02                 200,000  202,500

TOTAL CORPORATE DEBT SECURITIES (Cost $6,438,044)+                   6,378,678

REPURCHASE AGREEMENT: 0.5% of Net Assets
With Donaldson, Lufkin & Jenrette Securities Corporation issued 6/30/97 at 5.75%, due 7/1/97 collaterized by $35,388 in United States Treasury Notes due
8/31/00.  Total proceeds at maturity are $34,005.43. (Cost $34,000)+    34,000

TOTAL INVESTMENTS (Cost $6,472,044)+                                $6,412,678

Government Fund
Portfolio of Investments - June 30, 1997 (Unaudited)

Credit Rating                                                Principal
Moody's S&P                                                  Amount    Value
U.S. GOVERNMENT OBLIGATIONS: 80.3% of Net Assets

Aaa    AAA  United States Treasury Bonds, 6.875%, 8/15/25   $ 375,000 $376,590
Aaa    AAA  United States Treasury Notes, 7.125%, 2/29/00     600,000  613,176
Aaa    AAA  United States Treasury Notes, 7.75%, 2/15/01      700,000  732,060
Aaa    AAA  United States Treasury Notes, 6.25%, 2/15/03      450,000  446,805
Aaa    AAA  United States Treasury Notes, 7.25%, 5/15/04      450,000  469,413
Aaa    AAA  United States Treasury Notes, 6.5%, 8/15/05       675,000  673,252
Aaa    AAA  United States Treasury Notes, 5.875%, 11/15/05    775,000  741,628
Aaa    AAA  United States Treasury Notes, 5.625%, 2/15/06     250,000  234,777
Aaa    AAA  United States Treasury Notes, 6.5%, 10/15/06      300,000  298,719

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,653,505)+                 4,586,420

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.9% of Net Assets
Aaa    AAA  Federal Home Loan Mortgage Corporation Mortgage
            Pool, 6.5%, 3/1/09                                370,332  363,503
Aaa    AAA  Federeal National Mortgage Association, 6.65%,
            3/8/06                                            325,000  317,434

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $675,871)+              680,937

REPURCHASE AGREEMENT: 6.1% of Net Assets
With Donaldson, Lufkin & Jenrette Securities Corporation issued 6/30/97 at
5.75%, due 7/1/97, 	collateralized by $363,250 in United States Treasury Notes
due 8/31/00.  Proceeds at maturity are $349,055.74.  (Cost $349,000)+  349,000

TOTAL INVESTMENTS (Cost $5,678,375)+                                $5,616,357

Notes to Portfolios of Investments:
+ Aggregate cost for federal income tax purposes and net unrealized appreciation of investments as follows:

                                            High Yield     Government
                                            Fund           Fund
Aggregate cost                            $ 6,472,044    $ 5,678,375
Gross unrealized appreciation             $   135,334    $    49,528
Gross unrealized depreciation                (194,700)      (111,546)
Net unrealized appreciation/(depreciation)$   (59,366)   $   (62,018)

Moody's  Moody's Investors Services, Inc.
S&P      Standard & Poor's Corporation

Statements of Assets and Liabilities
June 30, 1997 (Unaudited)

                                                 High Yield   Government
                                                 Fund         Fund

ASSETS
Investments, at cost                            $6,472,044   $5,678,375
Investments, at value (Notes 1 and 2)
  Investment securities                         $6,378,678   $5,267,357
  Repurchase agreement                              34,000      349,000
  Total investments                              6,412,678    5,616,357
Cash                                                   143          200
Receivables
  Investment securities sold                       433,708            0
  Interest                                         166,093       99,589
  Capital shares sold                               56,500          160
  Total Assets                                   7,069,122    5,716,306

LIABILITIES
Payables
  Capital shares redeemed                           68,370            0
  Dividends                                          7,206        1,709
Other liabilities                                    2,424            0
  Total liabilities                                 78,000        1,709

NET ASSETS (Note 5)                             $6,991,122   $5,714,597
CAPITAL SHARES OUTSTANDING                         976,663      594,261
NET ASSET VALUE PER SHARE                       $    7.158   $    9.616


Statements of Operations
For the Three Months Ended June 30, 1997 (Unaudited)
                                                High Yield   Government
                                                Fund         Fund
INVESTMENT INCOME (Note 1)
  Interest income                              $   152,166  $    93,659

EXPENSES (Notes 3 and 4)
Investment advisory fee                             10,412        8,960
Transfer agent and administrative fees               5,000        3,526
Securities registration and blue sky fees            3,034        2,664
Auditing fees                                          429          364
Trustees' fees                                         375          375
Custodian fees                                         203          154
Printing costs                                         471          395
Fidelity bond                                           55           42
Legal fees                                             138          122
Total expenses                                      20,117       16,602

NET INVESTMENT INCOME                              132,049       77,057

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized gain(loss) on investments              80,351      (36,101)
Net unrealized appreciation of investments          61,742      145,588

NET GAIN ON INVESTMENTS                            142,093      109,487

TOTAL INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                      $274,142     $186,544

Statements of Changes in Net Assets

                              High Yield Fund             Government Fund
                           3 Months Ended		  3 Months Ended
                           June 30, 1997 Year Ended   June 30, 1997 Year Ended
                           (Unaudited    Mar 31, 1997 (Unaudited)  Mar 31,1997

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

Net investment income       $ 132,049   $ 522,821        $ 77,057   $  321,769
Net realized gain (loss)
  on investments               80,351       8,912         (36,101)     (44,628)
Net unrealized appreciation
 (depreciation) of investments 61,742    (149,195)        145,588     (128,957)

Total increase in net assets
  resulting from operations   274,142     382,538         186,544     148,184

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income        (132,049)   (522,821)        (77,057)    (321,769)

CAPITAL SHARE TRANSACTIONS
   (Note 7)                   595,168    (395,943)       (186,515)    (890,892)

TOTAL INCREASE (DECREASE)
  IN NET ASSETS               737,261    (536,226)        (77,028)  (1,064,477)

NET ASSETS

Beginning of Period         6,253,861   6,790,087       5,791,625    6,856,102
End of Period              $6,991,122  $6,253,861      $5,714,597   $5,791,625

Financial Highlights
Selected data for a share outstanding throughout each year:

Government Fund
              Year ended March 31
              1997(3)1997(2)1996   1995   1994   1993
Net asset
value
beginning
of period    $ 9.434  9.705  9.551  9.695 10.621 10.300

Net
investment
income        $0.128  0.489  0.472  0.391  0.363  0.501

Net
realized &
unrealized
gains
(losses) on
securities    $0.182 (0.271) 0.154 (0.144)(0.151) 0.854

Total from
investment
operations    $0.310  0.218  0.626  0.247  0.212  1.355

Distributions
from net
investment
income       $(0.128)(0.489)(0.472)(0.391)(0.363)(0.501)

Distributions
from capital
gains        $  --      -     --     --   (0.775)(0.533)

Total
Distributions$(0.128)(0.489)(0.472)(0.391)(1.138)(1.034)

Net asset
value end
of period    $ 9.616  9.434  9.705  9.551  9.695 10.621

Total
Return        13.91%4 2.29%  6.56%  2.67%  1.95% 13.96%

Net assets
at end of
period
(thousands)  $ 5,715  5,792  6,856  7,653  8,576  9,734

Ratio of
expenses to
average net
assets         1.15%4 1.43%  1.59%  1.52%  1.54%  1.52%

Net
investment
income to
average
net assets     5.34%4 5.09%  4.77%  4.12%  3.53%  4.78%

Portfolio
turnover         17%    17%   190%   318%   287%   357%

High Yield Fund

Net asset
value
beginning
of period    $ 7.009  7.162   6.938  7.285  7.455  7.255

Net
investment
income       $ 0.140  0.574   0.608  0.597  0.606  0.674

Net
realized &
unrealized
gains
(losses) on
securities   $0.149  (0.153)  0.224 (0.347)(0.170) 0.200

Total from
investment
operations   $0.289   0.421   0.832  0.250  0.436  0.874

Distributions
from net
investment
income       $(0.140)(0.574) (0.608)(0.597)(0.606)(0.674)

Distributions
from capital
gains        $  --     --     --     --     --     --

Total
Distributions$(0.140)(0.574) (0.608)(0.597)(0.606)(0.674)

Net asset
value end
of period    $ 7.158  7.009   7.162  6.938  7.285  7.455

Total
Return         17.74%4 6.06%  12.32%  3.75%  5.89% 12.69%

Net assets
at end of
period
(thousands)   $6,991  6,254    6,790  6,726  7,702  7,329

Ratio of
expenses to
average net
assets         1.22%4 1.44%    1.60%  1.52%  1.54%  1.52%

Net
investment
income to
average
net assets     8.01%4 8.07%    8.47%  8.56%  8.02%  9.26%

Portfolio
turnover         24%    95%     237%   243%   251%    73%


1 For the years ended March 31, 1996 and 1997, ratio reflects custodian fees paid indirectly.
2 Effective July 31, 1996, the investment advisory services transferred to Bankers Finance Advisors, LLC from Bankers Finance Investment
Management Corp. (See Note 3).
3  For the three months ended June 30, 1997 (unaudited).
4  Annualized.

Mosaic Income Trust
Notes to Financial Statements
June 30, 1997 (Unaudited)

1.  Summary of Significant Accounting Policies.  Mosaic Income Trust
(the "Trust"), formerly known as GIT Income Trust, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The
Trust maintains three separate funds, two of which are discussed in these financial statements and whose principal objectives are to obtain high current income. The High Yield Fund, formerly known as the Maximum Income Portfolio, invests in long-term debt securities which may include securities rated as low as "Caa" or "CCC" by Moody's Investors
Service, Inc. or Standard & Poor's Corporation, respectively.  The
Government Fund invests in securities of the U. S. Government and its agencies. The Trust also maintains the Mosaic Bond Fund, which has separate financial statements and whose principal objective is to obtain income consistent with its quality standards and to preserve capital.

Fiscal Year: Beginning April 1, 1997, the Trust's fiscal year will end on December 31. This Interim Report is the first of the two financial statements the Trust will provide for the short fiscal year beginning
April 1, 1997 and ending December 31, 1997 and serves to adjust the Trust's financial reporting schedule. The Trust will not provide a six-month financial statement for the period ending September 30, 1997, but will provide an audited financial statement for the short fiscal year.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, if determined to approximate market value.
Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.
Repurchase Agreements are valued at amortized cost which approximates market value.

Investment Income: Interest income, net of amortization of premium or discount, and other income (if any) are accrued as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day.
Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain distributions, if any, are declared and paid at calendar and fiscal year end. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all of the taxable income of each fund is distributed to its shareholders, and therefore no federal income tax provision is required. As of March
31, 1997, the High Yield and Government Funds had available for federal income tax purposes unused capital loss carryovers of $2,328,476, expiring from March 31, 1998 through March 31, 2003, and $358,054, expiring March 31, 2003 through March 31, 2004, respectively.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Repurchase agreements may be terminated within seven days. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3.  Investment Advisory Fees and Other Transactions with Affiliates.
The Investment Advisor to the Trust, Bankers Finance Advisors, LLC ("the
Advisor"), earns an advisory fee and administrative fee as agreed to in the Advisory Agreement. The advisory fee is equal to 0.625% per annum of the average net assets of each of the Trust's funds described in this financial statement; the fees are accrued daily and are paid monthly.
The Advisory Agreement between the Trust and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The
Advisor purchased the investment management assets of Bankers Finance
Investment Corp. ("BFIMC"), the Trust's previous investment advisor, effective July 31, 1996.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor and certain promotional expenses. For the three months ended June 30, 1997, outside Trustee fees were $375 for each Fund.

4.  Other Expenses. The Trust reimburses the Advisor under a Services
Agreement for all the Trust's direct expenses, namely fees for bluesky, SEC registration, custody, legal and accounting, printing, insurance and the independent trustees. All remaining support services are provided by the Advisor for a fee equal to 0.25% of average net assets of each particular Trust portfolio up to $10,000,000, which gradually declines when a portfolio's assets rise above $10,000,000 as follows:
$10,000,001 through $20,000,000, 0.22%; $20,000,001 through $50,000,000,
0.15%; and $50,000,001 through $100,000,000, 0.12%.  In addition, pursuant to the Services Agreement, the High Yield Fund pays an "activity fee" of 0.05% of average net assets to the Advisor. For the three months ended June 30, 1997, fees of $5,000 for the High Yield Fund and $3,526 for the Government Fund have been paid to the Advisor under the Services Agreement and direct expenses of $4,705 for the High Yield
Fund and $4,116 for the Government Fund have been reimbursed to the Advisor under the Services Agreement.

5.  Net Assets.  At June 30, 1997, net assets included the following:

                                                   High Yield Government
                                                   Fund         Fund

Net paid in capital on shares of beneficial interest$9,298,613 6,170,770
Accumulated net realized losses                     (2,248,125) (394,155)
Net unrealized appreciation(depreciation)
   of investments                                      (59,366)  (62,018)

Total net assets                                    $6,991,122$5,714,597

6. Investment Transactions. Purchases and sales of securities other than short-term securities for the three months ended June 30, 1997 were as follows:

                                             High Yield  Government
                                             Fund        Fund

Purchases                                    $2,145,703  $916,031
Sales                                         1,405,812   1,275,352

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

                                 High Yield Fund        Government Fund

                      3 Months Ended              3 Months Ended
                      Jun 30, 1997 Year Ended   Jun 30, 1997 Year Ended
                      (Unaudited)  Mar 31, 1997	(Unaudited)  Mar 31, 1997
In Dollars
Shares sold           $ 917,614    $ 1,219,205  $ 283,172   $  517,989
Shares issued in
 reinvestment of
 dividends              109,784        432,108     71,296      298,946
Total shares issued   1,027,398      1,651,313    354,468      816,935
Shares redeemed        (432,230)    (2,047,256)  (540,983)  (1,707,827)
Net increase        $   595,168    $  (395,943) $(186,515) $  (890,892)

In Shares
Shares sold             129,978        171,378     29,608       54,150
Shares issued in
 reinvestment of
 dividends               15,445         60,737      7,453       31,219
Total shares issued     145,423        232,115     37,061       85,369
Shares redeemed         (60,973)      (287,940)   (56,681)    (177,975)
Net increase             84,450        (55,825)   (19,620)     (92,606)

Telephone Numbers

Shareholder Service
Washington, DC area: 703 528-6500
Toll-free nationwide: 1 888 670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 1 800 336-3063

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
	Investors Fund
	Balanced Fund
	Mid-Cap Growth Fund
	Worldwide Growth Fund

Mosaic Income Trust
	High Yield Fund
	Government Fund
	Mosaic Bond Fund

Mosaic Tax-Free Trust
	Arizona Fund
	Maryland Fund
	Missouri Fund
	Virginia Fund
	National Fund
	Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money.

1655 Fort Myer Drive
Arlington Virginia 22209-3108
http://www.mosaicfunds.com

MOSAIC INCOME TRUST
                   MOSAIC BOND FUND


Semi-Annual Report
June 30, 1997
(Unaudited)

Letter to Shareholders
July 17, 1997
Dear Shareholder,

Thanks largely to a softening economy during the second quarter of 1997, the pressure for the Federal Reserve to raise short-term interest rates has abated. By most estimates, the economy, which grew at an annual rate of just under 6% during the first quarter, slowed to an annual growth rate of under 3% in the second three months of the year. Federal
Reserve policy remained steady and interest rates in general fell across all maturities as cyclical inflation pressures eased, evidenced by a leveling off of employment growth (albeit at a high level) and weaker commodity and gold prices. Longer term-government bond yields declined about 0.40%, while very short maturity Treasury Bill rates fell 0.14%.
Corporate bonds also turned in a strong showing, with investment grade corporates outperforming their government counterparts. All in all, it was a rewarding quarter for fixed income investors.

The Mosaic Bond Fund, formerly known as the Madison Bond Fund, Inc., posted a total return of 2.63% for the quarter including income and price appreciation. For the last twelve months, the Fund returned
5.87%. On June 30, the Fund was comprised of 60% government bonds, 31% investment grade corporate bonds, 8% mortgage securities and 1% in cash equivalents.

Looking ahead, however, we believe that the second quarter's economic weakness represents but a temporary lull in an ongoing expansion. While we doubt that the second half of 1997 will witness the vigor of 1997's first quarter, there is strong reason to believe that a growth rate high enough to give the Fed pause will emerge. Most market participants expect no Federal Reserve action for the balance of the year, and evidence of even a modest acceleration in the rate of economic advance will likely give the market problems, leading to a renewed expectation of inflationary pressures and higher interest rates. This complacency about the risks to the current rosy outlook, combined with a high degree of bullish psychology in the marketplace, contribute to our cautious approach for the balance of 1997.

We appreciate your confidence in the Mosaic Bond Fund and reaffirm our commitment to provide you with competitive yields and total returns to meet your investment objectives.

Sincerely,

(signature)

Christopher C. Berberet, CFA
Vice President

1655 Ft. Myer Drive . Arlington, Virginia  22209-3108 . Phone: (703)
528-3600 . Toll-Free (888) 670-3600

Mosaic Bond Fund
Portfolio of Investments  - June 30, 1997
(Unaudited)


Credit Rating                                                Principal
Moody's   S&P                                                Amount     Value
COLLATERALIZED MORTGAGE BACKED SECURITIES: 8.9% of Net Assets

Aaa     AAA Ryland Acceptance Corporation Four, 9%, 8/1/18  $111,151 $ 116,303
Aaa     AAA Federal National Mortgage Association,
            6.75%, 5/25/19                                   100,000    98,569

TOTAL COLLATERALIZED MORTGAGE BACKED SECURITIES(Cost $211,679)+        214,872

CORPORATE DEBT SECURITIES: 32.5% of Net Assets

FINANCIALS: 13.8%
A1    A+    Ford Motor Credit Corporation, 7.75%, 3/15/05    130,000   135,038
Aa3   AA-   Merrill Lynch & Company, 7%, 1/15/07             140,000   139,650
A1    A+    Morgan Stanley Group, 6.875%, 3/1/07              60,000    59,250

HEALTHCARE: 4.1%
A2    A-    Colombia/HCA Healthcare, 6.91%, 6/15/05          100,000    99,000

METAL FABRICATING: 4.5%
Baa1  BBB   Reynolds Metals, Debentures, 9%, 8/15/03         100,000   109,750

RETAIL: 6.1%
Baa1  BBB   Kohls Corporation, 6.7%, 2/1/06                  150,000   145,500

TELECOMMUNICATIONS: 4.1%
Baa1  BBB+  US West Capital Funding, Inc, Company Guarantee,
            6.75%, 10/1/05                                   100,000    97,625

TOTAL CORPORATE DEBT SECURITIES (Cost $805,748)+                       785,813

GOVERNMENT BONDS: 61.5% of Net Assets

Aaa   AAA   US Treasury Bonds, 5.625%, 1/31/98               410,000   410,008
Aaa   AAA   US Treasury Bonds, 5.875%, 2/15/04               260,000   252,156
Aaa   AAA   US Treasury Notes, 6.25%, 5/31/00                300,000   300,213
Aaa   AAA   US Treasury Notes, 5.625%, 2/8/01                300,000   293,451
Aaa   AAA   US Treasury Notes, 5.875%, 10/31/98              230,000   229,786

TOTAL GOVERNMENT BONDS (Cost $1,489,313)+                            1,485,614

REPURCHASE AGREEMENT: 4.1% of Net Assets
With Donaldson, Lufkin & Jenrette Securities Corporation issued 6/30/97 at
100,000 5.75%, due 7/1/97 collaterized by $10,408 in United States Treasury
Notes due 8/31/00.  Total proceeds at maturity are $10,001.60.
(Cost $10,000)+                                                         10,000

TOTAL INVESTMENTS (Cost $2,516,740)+                                $2,496,299

Notes to the Portfolio of Investments:
+	Aggregate cost for federal income tax purposes is $2,516,740.  Net unrealized depreciation is $20,441, comprised of gross unrealized appreciation of $6,216 and gross unrealized depreciation of $26,657.

Mosiac Bond Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)

ASSETS

Investments, at cost                    $ 2,516,740
Investments, at value (Notes 1 and 2)
  Investment securities                   2,486,299
  Repurchase agreement                       10,000
  Total Investments                       2,496,299
Cash                                            123
Receivables
  Dividends and interest                     49,916
  Other assets                                   87
Total assets                              2,546,425

LIABILITIES

Payables
  Dividends                                     880
  Capital shares sold                       123,686
Other liabilities                             6,070
  Total Liabilities                         130,636

NET ASSETS (Note 5)                     $ 2,415,789

CAPITAL SHARES OUTSTANDING                  118,082

NET ASSET VALUE PER SHARE                   $20.459



Mosaic Bond Fund
Statement of Operations
For the six months ended June 30, 1997 (Unaudited)

INVESTMENT INCOME

Interest Income                           $ 100,509

EXPENSES (Notes 3 and 4)

Investment advisory fees                      9,025
Distribution fees                             3,796
Transfer agent and administrative fees        4,581
Securities registration and blue sky fees     1,019
Auditing fees                                 3,774
Trustee fees                                  1,363
Custodian fees                                  757
Printing costs                                3,244
Fidelity bond                                   224
Legal fees                                      746
Other fees                                    1,069

  Total Expenses                             29,598

NET INVESTMENT INCOME                        70,911

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments              5,030
Net unrealized depreciation of investments  (28,810)

NET LOSS ON INVESTMENTS                     (23,780)

TOTAL INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                             $   47,131

Mosaic Bond Fund
Statement of Changes in Net Assets

                                        Six months
                                         Ended        Year
                                        June 30, 1997 Ended
                                        (Unaudited)   December 31, 1996
INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

Net investment income                   $  70,911    $ 232,121
Net realized gain on investments            5,030       23,073
Net unrealized depreciation of investments(28,810)    (155,073)
Total increase in net assets resulting
  from operations                          47,131      100,121

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income                (72,369)    (230,690)

CAPITAL SHARE TRANSACTIONS (Note 7)    (1,646,961)  (1,573,347)

TOTAL DECREASE IN NET ASSETS           (1,672,199)  (1,703,916)

NET ASSETS
Beginning of year                       4,087,988    5,791,904
End of year                           $ 2,415,789  $ 4,087,988


Mosaic Bond Fund
Financial Highlights

Selected data for a share outstanding throughout each period:


                                   Period Ended December 31,
                                   ------------------------


                                   1997(1) 1996    1995    1994    1993    1992
Net Asset Value beginning of year  $20.630 $21.170 $19.620 $21.210 $21.140 $21.870
Net investment income              $ 0.601 $ 1.070 $ 1.170 $ 1.150 $ 1.030 $ 1.080
Net realized & unrealized gain
    (loss) on securities           $(0.241) (0.550)  1.550  (1.590)  0.240  (0.210)
Total from invstmt operations      $ 0.360   0.520   2.720  (0.440)  1.270   0.870
Distributions from net inv. income $(0.531) (1.060) (1.170) (1.150) (1.030) (1.040)
Distributions from capital gains      --      --     --       --    (0.170) (0.150)
Return of capital                     --      --     --       --      --    (0.410)
Net Asset Value End of year        $20.459 $20.630 $21.170 $19.620 $21.210 $21.140
Total Return                        10.97%2  2.55%  14.11%  (2.11%)  6.04%   4.08%
Net assets end of year (thousands) $ 2,416   4,088   5,792   7,166   9,064   6,902
Ratio of expenses to
      average net assets             1.61%2  1.51%   1.35%   1.18%   1.19%   1.51%
Ratio of net investment income
  to average net assets              3.87%2  4.86%   5.49%   5.50%   4.92%   5.40%
Portfolio turnover                     22%     94%     58%     78%     68%     96%


1	For the six months ended June 30, 1997 (unaudited).  Madison Bond
Fund, Inc. merged into Mosaic Income Trust Mosaic Bond Fund on or about June 13, 1997. The Mosaic Bond Fund series was created so that Madison Bond Fund, Inc. could reorganize as a series of Mosaic Income Trust. Mosaic Bond Fund had negligible assets prior to the merger.
2	Annualized.

The Notes to Financial Statements are an integral part of these statements.

Mosaic Income Trust - Mosaic Bond Fund
Notes to Financial Statements
June 30, 1997



1. Summary of Significant Accounting Policies. Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains three separate funds, one of which, the Mosaic Bond Fund (the "Fund") is discussed in these financial statements and whose principal objectives are to obtain income consistent with its quality standards and to preserve capital. The Fund, successor to Madison Bond Fund, Inc., invests in corporate debt securities, securities of the U.S. Government and its agencies, and money market instruments. The Trust also maintains two additional funds which have a separate financial statement and whose principal objectives are to obtain high current income.

Merger into the Trust: On June 13, 1997, Madison Bond Fund, Inc. reorganized as a separate series of the Trust known as the Mosaic Bond Fund. The Fund represents the economic successor to Madison Bond Fund, Inc. and these financial statements reflect economic activity of the Fund as if it had been a series of the Trust beginning January 1, 1997. The reorganization and merger was accomplished as a share-for-share exchange designed to qualify as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, if determined to approximate market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes. Repurchase Agreements are valued at amortized cost, which approximates market value.

Investment Income: Interest income, net of amortization of premium or discount, and other income (if any) are accrued as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gains distributions, if any, are declared and paid annually at calendar year end. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all of the taxable income of each fund is distributed to its shareholders, and therefore no federal income tax provision is required. As of December 31, 1996, the Fund's predecessor had available for federal income tax purposes unused capital loss carryovers of $298,275, expiring from December 31, 2002 through December 31, 2003.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Repurchase agreements may be terminated within seven days. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3.  Investment Advisory Fees and Other Transactions with Affiliates.
The Investment Advisor to the Trust, Bankers Finance Advisors, LLC and Madison Investment Advisors, Inc. ("the Advisor"), earns an advisory fee as agreed to in the Advisory Agreement. The advisory fee is equal to 0.50% per annum of the average net assets of the Fund; the fees are accrued daily and are paid monthly. The Advisory Agreement between the Trust and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The Advisor purchased the investment management assets of Bankers Finance Investment Corp. ("BFIMC"), the Trust's previous investment advisor, effective July 31, 1996. The shareholders of Madison Bond Fund, Inc. approved the merger of such investment company into the Trust at a meeting of its shareholders on May 28, 1997.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor and certain promotional expenses. For the six months ended June 30, 1997, outside Trustee fees were $1,363 for the Fund, including amounts paid to outside Directors of Madison Bond Fund, Inc.

4. Other Expenses. The Trust reimburses the Advisor under a Services Agreement for all the Trust's direct expenses, namely fees for bluesky, SEC registration, custody, legal and accounting, printing, insurance and the independent trustees. All remaining support services are provided by the Advisor for a fee equal to 0.25% of average net assets of each particular Trust portfolio up to $10,000,000, which gradually declines when a portfolio's assets rise above $10,000,000 as follows:
$10,000,001 through $20,000,000, 0.22%; $20,000,001 through $50,000,000,
0.15%; and $50,000,001 through $100,000,000, 0.12%.  In addition, pursuant to the Services Agreement, the Fund pays an "activity fee" of 0.05% of average net assets to the Advisor. For the six months ended June 30, 1997, operating expenses of $20,573 for the Fund have been reimbursed to the Advisor under the Services Agreement, which includes expenses paid by Madison Bond Fund, Inc. Pursuant to the Service Agreement, operating expenses are capped at 0.75% of average net assets from June 13, 1997 through December 31, 1997.

5. Net Assets. At June 30, 1997, the Fund's net assets included the following:

Net paid in capital on shares of beneficial interest      $2,729,523
Accumulated net realized losses                             (293,293)
Net unrealized appreciation(depreciation) of investments     (20,441)

Total net assets                                          $2,415,789

6. Investment Transactions. The Fund's purchases and sales of securities other than short-term securities for the six months ended June 30, 1997 were as follows:

Purchases         $ 714,460
Sales             2,034,199

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the Fund for the following periods were:

                                          Six Months Ended
                                          June 30, 1997    Year Ended
                                          (Unaudited)	     Dec. 31, 1996
In Dollars
Shares sold                                $   32,886      $ 38,092
Shares issued in reinvestment of dividends     55,874       173,253
Total shares issued                            88,760       211,345
Shares redeemed                            (1,735,721)   (1,784,692)
Net increase                              $(1,646,961)  $(1,573,347)

In Shares
Shares sold                                     1,500         1,799
Shares issued in reinvestment of dividends      1,290         8,436
Total shares issued                             2,790        10,235
Shares redeemed                               (82,886)      (85,618)
Net increase                                  (80,096)      (75,383)

8. Distribution Agreement. Prior to June 13, 1997, Madison Bond Fund, Inc. had adopted a Distribution Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provided for an annual distribution fee of .25 of 1% of its average daily net assets remitted to Madison Investment Advisors, Inc. ("Madison") quarterly. Such fees were to compensate Madison for its expenses incurred on behalf of such fund under the Distribution Agreement. The maximum amount payable was limited to actual expenses incurred. The agreement did not obligate Madison Bond Fund, Inc. to reimburse Madison for all distribution expenses. It was likely that the annual distribution fees in the first few years would not have reimbursed Madison for distribution costs incurred. In later years if reimbursements based on .25% of net assets would have exceeded current distribution expenses, then any excess would have reduced the unreimbursed costs incurred by Madison in earlier years. This agreement terminated on June 13, 1997, the date Madison Bond Fund, Inc. merged into the Trust. Any remaining unreimbursed costs were waived by Madison.

Net Commissions*                                           $  1,200

Total 1997 distribution expenses incurred by Madison          1,200
Unreimbursed distribution expenses at December 31, 1996      42,218
1997 distribution fees (0.25% of total assets)                2,100
1997 redemption fees and alternative payment plan revenue 5,662 Unreimbursed distribution expenses at June 13, 1997 (waived) 35,656

* Net commission represents commission expense less sales charge revenue.

9. Sales Charge. Prior to June 13, 1997, Madison Bond Fund, Inc. had a sales charge of 2.5% of the offering price (2.56% of net amount invested) on the purchase of its shares. The sales charge was paid to the broker or dealer at the time of purchase unless the investor chose the "Alternative Payment Plan."

If the alternative payment plan was elected, the sales charge would have been deducted from the shareholder's account beginning the following January 10 after the purchase and on each January 10 for the following four years. This annual amount was equal to 0.50% of the immediately preceding December 31 market value of the total original shares of each purchase. The sales charge was terminated on June 13, 1997, the date Madison Bond Fund, Inc. merged into the Trust.

10. Other Transactions with Affiliates. Prior to June 13, 1997, Madison also received all contingent deferred sales charges imposed on some redemptions of shares held for less than three years. The cumulative amount of distribution fees and contingent deferred sales charges paid to Madison was not permitted to exceed the cumulative amount of reimbursable distribution expenses as set forth in the Distribution Plan. These transactions were terminated on June 13, 1997, the date Madison Bond Fund merged into the Trust.

Certain officers and directors of Madison Bond Fund are also officers and directors of Madison.

11. Contingent Organizational Expenses. Prior to June 13, 1997, organizational expenses of $15,199 have been paid for by Madison. When the total of net asset value of Madison Bond Fund, Inc. exceeded
$5,000,000 the expenses were amortized to be reimbursed to Madison over five years.

On August 31, 1992, the net asset value exceeded $5,000,000 and Madison Bond Fund, Inc. began amortizing the accumulated organizational costs. For the period ended June 13, 1997, $1,068 was amortized and paid to Madison. Any unamortized balance was waived by Madison on the date Madison Bond Fund, Inc. merged into the Trust.

12. Shareholder Vote Information. On May 28, 1997, an Annual Meeting of Shareholders of Madison Bond Fund, Inc. was held at 4:00 p.m. in Madison, Wisconsin. The shareholders were requested to vote on the merger of their fund with Mosaic Income Trust Mosaic Bond Fund in accordance with the Prospectus/Proxy Statement dated May 1, 1997. Of the 153,476.535 outstanding shares of Madison Bond Fund, Inc., 86,388.271 voted in favor of the merger (56.3%), 6.3% in excess of the amount required to approve the merger.